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                                                U.S. SECURITIES AND EXCHANGE COMMISSION
                                                        Washington, D.C. 20549

                                                              FORM 24F-2
                                                   Annual Notice of Securities Sold
                                                        Pursuant to Rule 24f-2

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      1      Name and Address of Issuer:
             Principal Life Insurance Company Variable Life Separate Account The Principal Financial Group
             Des Moines, IA  50392-2080

      2      The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
             -----------------
                    X
             -----------------

      3      Investment Company Act File Number:                             811-05118
             Securities Act File Number:                                     33-13481, 333-00101, 333-71521, 333-115269
                                                                             333-65690, 333-100838, 333-89446, 333-81714
      4 a    Last day of fiscal year for which this notice if filed:
             December 31, 2007

      4 b    Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
             -----------------
                   N/A
             -----------------
             Note: If the Form is being filed late, interest must be paid on the registration fee due.

      4 c    Check box if this is the last time the issuer will be filing this Form.
             -----------------
                   N/A
             -----------------

      5      Calculation of registration fee:
             (i)              Aggregate sale price of securities sold during the                      33-13481  $        7,463,120
                              fiscal year in reliance on rule 24f-2:                                 333-00101         315,410,525
                                                                                                     333-71521          17,034,475
                                                                                                     333-65690          47,507,072
                                                                                                    333-100838          59,363,505
                                                                                                    333-115269          66,449,138
                                                                                                     333-89446          70,524,260
                                                                                                     333-81714         401,231,504
                                                                                                                  -----------------
                                                                                                                       984,983,599
             (ii)             Aggregate price of shares redeemed                    33-13481  $      7,874,165
                              or repurchased during the fiscal year:               333-00101       314,733,256
                                                                                   333-71521        14,173,625
                                                                                   333-65690        17,512,873
                                                                                  333-100838        39,267,149
                                                                                  333-115269        30,290,612
                                                                                   333-89446        45,506,536
                                                                                   333-81714       269,515,062
                                                                                                ---------------
                                                                                                   738,873,278
             (iii)            Aggregate price of shares redeemed or
                              repurchased during any prior fiscal year ending no
                              earlier than October 11, 1995 that were not
                              previously used to reduce registration fees
                              payable to the Commission:                                                     0

             (iv)             Total available redemption credits
                              [Add items 5(ii) and 5(iii)]:                                                            738,873,278
                                                                                                                  -----------------

             (v)              Net Sales - If Item 5(i) is greater than Item 5(iv)
                              [subtract Item 5(iv) from Item 5(i)]:                                                    246,110,321


        ----------------------------------------------------------------------------------------------------------
             (vi)             Redemption credits available for use in future years
                              -- if Item 5(i) is less than Item 5(iv) [subtract Item
                              5(iv) from Item 5(i)]"                                                       N/A

        ----------------------------------------------------------------------------------------------------------

             (vii)            Multiplier for determining registration fee (See
                              Instruction c.9):                                                                          0.0000393
                                                                                                                  -----------------

             (viii)           Registration fee due [Multiply Item 5(v) by Item
                              5(vii)] (enter "0" if no fee is due):                                                       9,672.14
                                                                                                                  =================

      6      Prepaid Shares
             If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:  ____________.

      7      Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
             (see Instruction D):
                                                                                                               +                 0
                                                                                                                  -----------------

      8      Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                               $          9,672.14
                                                                                                                  =================

      9      Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

             -----------------
                 03/28/08
             -----------------

             Method of Delivery:
             -----------------
                    X         Wire Transfer
             -----------------
             -----------------
                   N/A        Mail or other means
             -----------------

             THE 24F-2 FEE IS PAID BY 33-13481.


                                    Signature

             This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


             Principal Life Insurance Company Variable Life Separate Account



             By                /s/ Joyce N. Hoffman
                              -----------------------------------------------
                              Joyce N. Hoffman
                              Senior Vice President and Corporate Secretary


             Date:            28th day of March, 2008
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